Average Annual Total Returns	Putnam Massachusetts Tax Exempt Income Fund C 000017120 [Member] 1 Year	Putnam Massachusetts Tax Exempt Income Fund C 000017120 [Member] 5 Years	Putnam Massachusetts Tax Exempt Income Fund C 000017120 [Member] 10 Years	Putnam Massachusetts Tax Exempt Income Fund C 000017120 [Member] After Taxes on Distributions 1 Year	Putnam Massachusetts Tax Exempt Income Fund C 000017120 [Member] After Taxes on Distributions 5 Years	Putnam Massachusetts Tax Exempt Income Fund C 000017120 [Member] After Taxes on Distributions 10 Years	Putnam Massachusetts Tax Exempt Income Fund C 000017120 [Member] After Taxes on Distributions and Sales 1 Year	Putnam Massachusetts Tax Exempt Income Fund C 000017120 [Member] After Taxes on Distributions and Sales 5 Years	Putnam Massachusetts Tax Exempt Income Fund C 000017120 [Member] After Taxes on Distributions and Sales 10 Years	Putnam Massachusetts Tax Exempt Income Fund C 000017121 [Member] 1 Year	Putnam Massachusetts Tax Exempt Income Fund C 000017121 [Member] 5 Years	Putnam Massachusetts Tax Exempt Income Fund C 000017121 [Member] 10 Years	Putnam Massachusetts Tax Exempt Income Fund C 000017118 [Member] 1 Year	Putnam Massachusetts Tax Exempt Income Fund C 000017118 [Member] 5 Years	Putnam Massachusetts Tax Exempt Income Fund C 000017118 [Member] 10 Years	Putnam Massachusetts Tax Exempt Income Fund C 000202927 [Member] 1 Year		Putnam Massachusetts Tax Exempt Income Fund C 000202927 [Member] 5 Years		Putnam Massachusetts Tax Exempt Income Fund C 000202927 [Member] 10 Years		Putnam Massachusetts Tax Exempt Income Fund C 000060571 [Member] 1 Year	Putnam Massachusetts Tax Exempt Income Fund C 000060571 [Member] 5 Years	Putnam Massachusetts Tax Exempt Income Fund C 000060571 [Member] 10 Years	Putnam Massachusetts Tax Exempt Income Fund Performance Table Uses Highest Federal Rate	Putnam Massachusetts Tax Exempt Income Fund Performance Table Not Relevant to Tax Deferred	Putnam Massachusetts Tax Exempt Income Fund Performance Table One Class of after Tax Shown [Text]	Putnam Massachusetts Tax Exempt Income Fund B B Municipal Bond Index [Member] 1 Year	Putnam Massachusetts Tax Exempt Income Fund B B Municipal Bond Index [Member] 5 Years	Putnam Massachusetts Tax Exempt Income Fund B B Municipal Bond Index [Member] 10 Years	Putnam Minnesota Tax Exempt Income Fund C 000017144 [Member] 1 Year	Putnam Minnesota Tax Exempt Income Fund C 000017144 [Member] 5 Years	Putnam Minnesota Tax Exempt Income Fund C 000017144 [Member] 10 Years	Putnam Minnesota Tax Exempt Income Fund C 000017144 [Member] After Taxes on Distributions 1 Year	Putnam Minnesota Tax Exempt Income Fund C 000017144 [Member] After Taxes on Distributions 5 Years	Putnam Minnesota Tax Exempt Income Fund C 000017144 [Member] After Taxes on Distributions 10 Years	Putnam Minnesota Tax Exempt Income Fund C 000017144 [Member] After Taxes on Distributions and Sales 1 Year	Putnam Minnesota Tax Exempt Income Fund C 000017144 [Member] After Taxes on Distributions and Sales 5 Years	Putnam Minnesota Tax Exempt Income Fund C 000017144 [Member] After Taxes on Distributions and Sales 10 Years	Putnam Minnesota Tax Exempt Income Fund C 000017145 [Member] 1 Year	Putnam Minnesota Tax Exempt Income Fund C 000017145 [Member] 5 Years	Putnam Minnesota Tax Exempt Income Fund C 000017145 [Member] 10 Years	Putnam Minnesota Tax Exempt Income Fund C 000039836 [Member] 1 Year	Putnam Minnesota Tax Exempt Income Fund C 000039836 [Member] 5 Years	Putnam Minnesota Tax Exempt Income Fund C 000039836 [Member] 10 Years	Putnam Minnesota Tax Exempt Income Fund C 000202929 [Member] 1 Year		Putnam Minnesota Tax Exempt Income Fund C 000202929 [Member] 5 Years		Putnam Minnesota Tax Exempt Income Fund C 000202929 [Member] 10 Years		Putnam Minnesota Tax Exempt Income Fund C 000060573 [Member] 1 Year	Putnam Minnesota Tax Exempt Income Fund C 000060573 [Member] 5 Years	Putnam Minnesota Tax Exempt Income Fund C 000060573 [Member] 10 Years	Putnam Minnesota Tax Exempt Income Fund Performance Table Uses Highest Federal Rate	Putnam Minnesota Tax Exempt Income Fund Performance Table Not Relevant to Tax Deferred	Putnam Minnesota Tax Exempt Income Fund Performance Table One Class of after Tax Shown [Text]	Putnam Minnesota Tax Exempt Income Fund B B Municipal Bond Index [Member] 1 Year	Putnam Minnesota Tax Exempt Income Fund B B Municipal Bond Index [Member] 5 Years	Putnam Minnesota Tax Exempt Income Fund B B Municipal Bond Index [Member] 10 Years	Putnam New Jersey Tax Exempt Income Fund C 000017198 [Member] 1 Year	Putnam New Jersey Tax Exempt Income Fund C 000017198 [Member] 5 Years	Putnam New Jersey Tax Exempt Income Fund C 000017198 [Member] 10 Years	Putnam New Jersey Tax Exempt Income Fund C 000017198 [Member] After Taxes on Distributions 1 Year	Putnam New Jersey Tax Exempt Income Fund C 000017198 [Member] After Taxes on Distributions 5 Years	Putnam New Jersey Tax Exempt Income Fund C 000017198 [Member] After Taxes on Distributions 10 Years	Putnam New Jersey Tax Exempt Income Fund C 000017198 [Member] After Taxes on Distributions and Sales 1 Year	Putnam New Jersey Tax Exempt Income Fund C 000017198 [Member] After Taxes on Distributions and Sales 5 Years	Putnam New Jersey Tax Exempt Income Fund C 000017198 [Member] After Taxes on Distributions and Sales 10 Years	Putnam New Jersey Tax Exempt Income Fund C 000017199 [Member] 1 Year	Putnam New Jersey Tax Exempt Income Fund C 000017199 [Member] 5 Years	Putnam New Jersey Tax Exempt Income Fund C 000017199 [Member] 10 Years	Putnam New Jersey Tax Exempt Income Fund C 000039838 [Member] 1 Year	Putnam New Jersey Tax Exempt Income Fund C 000039838 [Member] 5 Years	Putnam New Jersey Tax Exempt Income Fund C 000039838 [Member] 10 Years	Putnam New Jersey Tax Exempt Income Fund C 000202931 [Member] 1 Year		Putnam New Jersey Tax Exempt Income Fund C 000202931 [Member] 5 Years		Putnam New Jersey Tax Exempt Income Fund C 000202931 [Member] 10 Years		Putnam New Jersey Tax Exempt Income Fund C 000060575 [Member] 1 Year	Putnam New Jersey Tax Exempt Income Fund C 000060575 [Member] 5 Years	Putnam New Jersey Tax Exempt Income Fund C 000060575 [Member] 10 Years	Putnam New Jersey Tax Exempt Income Fund Performance Table Uses Highest Federal Rate	Putnam New Jersey Tax Exempt Income Fund Performance Table Not Relevant to Tax Deferred	Putnam New Jersey Tax Exempt Income Fund Performance Table One Class of after Tax Shown [Text]	Putnam New Jersey Tax Exempt Income Fund B B Municipal Bond Index [Member] 1 Year	Putnam New Jersey Tax Exempt Income Fund B B Municipal Bond Index [Member] 5 Years	Putnam New Jersey Tax Exempt Income Fund B B Municipal Bond Index [Member] 10 Years	Putnam Ohio Tax Exempt Income Fund C 000017547 [Member] 1 Year	Putnam Ohio Tax Exempt Income Fund C 000017547 [Member] 5 Years	Putnam Ohio Tax Exempt Income Fund C 000017547 [Member] 10 Years	Putnam Ohio Tax Exempt Income Fund C 000017547 [Member] After Taxes on Distributions 1 Year	Putnam Ohio Tax Exempt Income Fund C 000017547 [Member] After Taxes on Distributions 5 Years	Putnam Ohio Tax Exempt Income Fund C 000017547 [Member] After Taxes on Distributions 10 Years	Putnam Ohio Tax Exempt Income Fund C 000017547 [Member] After Taxes on Distributions and Sales 1 Year	Putnam Ohio Tax Exempt Income Fund C 000017547 [Member] After Taxes on Distributions and Sales 5 Years	Putnam Ohio Tax Exempt Income Fund C 000017547 [Member] After Taxes on Distributions and Sales 10 Years	Putnam Ohio Tax Exempt Income Fund C 000017548 [Member] 1 Year	Putnam Ohio Tax Exempt Income Fund C 000017548 [Member] 5 Years	Putnam Ohio Tax Exempt Income Fund C 000017548 [Member] 10 Years	Putnam Ohio Tax Exempt Income Fund C 000039840 [Member] 1 Year	Putnam Ohio Tax Exempt Income Fund C 000039840 [Member] 5 Years	Putnam Ohio Tax Exempt Income Fund C 000039840 [Member] 10 Years	Putnam Ohio Tax Exempt Income Fund C 000202934 [Member] 1 Year		Putnam Ohio Tax Exempt Income Fund C 000202934 [Member] 5 Years		Putnam Ohio Tax Exempt Income Fund C 000202934 [Member] 10 Years		Putnam Ohio Tax Exempt Income Fund C 000060574 [Member] 1 Year	Putnam Ohio Tax Exempt Income Fund C 000060574 [Member] 5 Years	Putnam Ohio Tax Exempt Income Fund C 000060574 [Member] 10 Years	Putnam Ohio Tax Exempt Income Fund Performance Table Uses Highest Federal Rate	Putnam Ohio Tax Exempt Income Fund Performance Table Not Relevant to Tax Deferred	Putnam Ohio Tax Exempt Income Fund Performance Table One Class of after Tax Shown [Text]	Putnam Ohio Tax Exempt Income Fund B B Municipal Bond Index [Member] 1 Year	Putnam Ohio Tax Exempt Income Fund B B Municipal Bond Index [Member] 5 Years	Putnam Ohio Tax Exempt Income Fund B B Municipal Bond Index [Member] 10 Years	Putnam Pennsylvania Tax Exempt Income Fund C 000017915 [Member] 1 Year	Putnam Pennsylvania Tax Exempt Income Fund C 000017915 [Member] 5 Years	Putnam Pennsylvania Tax Exempt Income Fund C 000017915 [Member] 10 Years	Putnam Pennsylvania Tax Exempt Income Fund C 000017915 [Member] After Taxes on Distributions 1 Year	Putnam Pennsylvania Tax Exempt Income Fund C 000017915 [Member] After Taxes on Distributions 5 Years	Putnam Pennsylvania Tax Exempt Income Fund C 000017915 [Member] After Taxes on Distributions 10 Years	Putnam Pennsylvania Tax Exempt Income Fund C 000017915 [Member] After Taxes on Distributions and Sales 1 Year	Putnam Pennsylvania Tax Exempt Income Fund C 000017915 [Member] After Taxes on Distributions and Sales 5 Years	Putnam Pennsylvania Tax Exempt Income Fund C 000017915 [Member] After Taxes on Distributions and Sales 10 Years	Putnam Pennsylvania Tax Exempt Income Fund C 000017916 [Member] 1 Year	Putnam Pennsylvania Tax Exempt Income Fund C 000017916 [Member] 5 Years	Putnam Pennsylvania Tax Exempt Income Fund C 000017916 [Member] 10 Years	Putnam Pennsylvania Tax Exempt Income Fund C 000039842 [Member] 1 Year	Putnam Pennsylvania Tax Exempt Income Fund C 000039842 [Member] 5 Years	Putnam Pennsylvania Tax Exempt Income Fund C 000039842 [Member] 10 Years	Putnam Pennsylvania Tax Exempt Income Fund C 000202936 [Member] 1 Year		Putnam Pennsylvania Tax Exempt Income Fund C 000202936 [Member] 5 Years		Putnam Pennsylvania Tax Exempt Income Fund C 000202936 [Member] 10 Years		Putnam Pennsylvania Tax Exempt Income Fund C 000060576 [Member] 1 Year	Putnam Pennsylvania Tax Exempt Income Fund C 000060576 [Member] 5 Years	Putnam Pennsylvania Tax Exempt Income Fund C 000060576 [Member] 10 Years	Putnam Pennsylvania Tax Exempt Income Fund Performance Table Uses Highest Federal Rate	Putnam Pennsylvania Tax Exempt Income Fund Performance Table Not Relevant to Tax Deferred	Putnam Pennsylvania Tax Exempt Income Fund Performance Table One Class of after Tax Shown [Text]	Putnam Pennsylvania Tax Exempt Income Fund B B Municipal Bond Index [Member] 1 Year	Putnam Pennsylvania Tax Exempt Income Fund B B Municipal Bond Index [Member] 5 Years	Putnam Pennsylvania Tax Exempt Income Fund B B Municipal Bond Index [Member] 10 Years
Total	2.68%	1.99%	3.49%	2.67%	1.97%	3.45%	2.62%	2.16%	3.42%	1.19%	1.81%	3.39%	5.13%	2.05%	3.11%	7.09%	[1]	3.06%	[1]	4.14%	[1]	7.18%	3.07%	4.15%	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.	After-tax returns are shown for class A shares only and will vary for other classes.	7.54%	3.53%	4.34%	2.47%	1.98%	3.37%	2.43%	1.94%	3.33%	2.35%	2.11%	3.29%	1.09%	1.81%	3.29%	4.81%	2.01%	3.01%	7.00%	[2]	3.05%	[2]	4.04%	[2]	6.97%	3.04%	4.04%	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.	After-tax returns are shown for class A shares only and will vary for other classes	7.54%	3.53%	4.34%	2.88%	2.33%	3.34%	2.87%	2.29%	3.31%	2.85%	2.47%	3.34%	1.39%	2.14%	3.25%	5.34%	2.37%	2.97%	7.30%	[3]	3.38%	[3]	3.99%	[3]	7.40%	3.39%	4.00%	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown	After-tax returns are shown for class A shares only and will vary for other classes.	7.54%	3.53%	4.34%	2.30%	1.97%	3.08%	2.29%	1.96%	3.07%	2.39%	2.14%	3.10%	0.90%	1.79%	2.97%	4.74%	2.01%	2.70%	6.93%	[4]	3.05%	[4]	3.74%	[4]	6.79%	3.03%	3.73%	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.	After-tax returns are shown for class A shares only and will vary for other classes	7.54%	3.53%	4.34%	2.89%	2.22%	3.36%	2.88%	2.20%	3.35%	2.79%	2.35%	3.35%	1.53%	2.05%	3.26%	5.35%	2.26%	2.99%	7.43%	[5]	3.29%	[5]	4.02%	[5]	7.41%	3.29%	4.02%	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.	After-tax returns are shown for class A shares only and will vary for other classes.	7.54%	3.53%	4.34%

[1]	Performance for class R6 shares prior to their inception (5/22/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.
[2]	Performance for class R6 shares prior to their inception (5/22/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.
[3]	Performance for class R6 shares prior to their inception (5/22/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.
[4]	Performance for class R6 shares prior to their inception (5/22/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.
[5]	Performance for class R6 shares prior to their inception (5/22/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.